EQUITY (Details Narrative) - USD ($)						12 Months Ended
	Jun. 13, 2025	May 10, 2025	Mar. 05, 2025	Feb. 27, 2025	May 20, 2024	Jun. 30, 2025	Feb. 25, 2025	Jun. 30, 2024	May 31, 2023	May 09, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock shares authorized								50,000,000		50,000
Common stock par value	$ 0.001				$ 0.001			$ 0.001		$ 1
Common stock shares issued	50,000,000				10,000,000			10,000,000	50,000
Share price									$ 1
Ordinary shares cancelled					40,000,000
Common stock, shares outstanding					10,000,000			10,000,000
Granted shares						1,800,000
Common stock shares authorized	50,000
Shares issued	$ 100,000					$ 4,004,797
Net assets						$ 5,035,159		$ 4,881,919
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares authorized						75,000,000
Common stock par value	$ 0.001					$ 0.001
Common stock shares issued						4,010,349
Common stock, shares outstanding						4,010,349
New ordinary shares issued	75,000,000
Common Class A [Member] | Lanying Capital Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchase	7,700,000
Common Class A [Member] | MT Yang Holding Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchase	1,500,000
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares authorized						25,000,000
Common stock par value	$ 0.001					$ 0.001
Common stock shares issued						9,200,000
Common stock, shares outstanding						9,200,000
New ordinary shares issued	25,000,000
Share Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Granted shares		1,800,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued			1,410,349	1,410,349
Share price			$ 4.00	$ 4.00			$ 4.80
New ordinary shares issued			160,349	160,349
Net proceeds			$ 4,200,000	$ 4,200,000
Shares exercised							70,517
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares authorized					50,000
Common stock par value					$ 1
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock par value					$ 0.001
Common stock shares issued					50,000,000